Sichenzia Ross Friedman Ference LLP
61 Broadway, 32nd Floor
New York, New York 10006

June 14, 2007

Securities and Exchange Commission
Washington, DC 20549
Mail Stop 3720
Attention:  Larry Spirgel, Esq. Assistant Director

Re:	Lattice Incorporated Registration Statement on Form SB-2 Filed February 12, 2007 File No. 333-140625

Dear Mr. Spirgel:

The Company inadvertently filed Amendment No. 1 to the above-referenced registration statement but did not include the auditor's consent as an exhibit. To correct this, the Company has filed Amendment No. 2, which includes the auditors consent. We have also re-filed the Company's response to the SEC Comment Letter.

Please feel free to call me should you have any questions.

Very truly yours, /s/ David B. Manno David B. Manno